Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Investments [Abstract]
Disclosure of detailed information about investments
At December 31, 2025 and 2024, the Company had the following investments:

	As at December 31,
	2025	2024

Opening balance	$2,243	$3,449
Additions	16,221	2,367
Disposals	(5,231)	(3,685)
Revaluation gain	2,882	112
Closing balance	16,115	2,243

Less: current portion	(16,115)	-
Non-current portion	$-	$2,243